Accounts receivable	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Accounts receivable
Accounts receivable

	December 31, 2018	December 31, 2017
Trade	$67,913	$45,158
Holdbacks	558	558
Accrued trade receivables	9,807	—
Contract receivables (note 19(c))	$78,278	$45,716
Other	4,121	1,090
	$82,399	$46,806

Holdbacks represent amounts up to 10% of the contract value under certain contracts that the customer is contractually entitled to withhold until completion of the project or until certain project milestones are achieved.